Net finance income/(costs) (Tables)	12 Months Ended
Jun. 30, 2021
Net finance income/(costs)
Schedule of net finance income/(costs)

	2021	2020	2019
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(1,952)	(1,038)	(1,162)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(17,262)	(19,485)	(18,351)
Interest payable on lease liabilities (note 14)	(109)	(131)	—
Amortization of issue costs on secured term loan facility and senior secured notes	(626)	(579)	(647)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	—	(4,436)	(2,650)
Unwinding of discount relating to registrations	(892)	(1,508)	(2,280)
Reclassified from hedging reserve (1)	(14,631)	—	—
Hedge ineffectiveness on cash flow hedges	—	(119)	—
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	—	(95)	(380)
Foreign currency options	(939)	—	—
Total finance costs	(36,411)	(27,391)	(25,470)
Interest receivable on short-term bank deposits	3	1,352	2,822
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	48,015	—	—
Hedge ineffectiveness on cash flow hedges	1,234	—	139
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	58	—	—
Total finance income	49,310	1,352	2,961
Net finance income/(costs)	12,899	(26,039)	(22,509)
(1)	Foreign exchange losses immediately reclassified from the hedging reserve for hedged future revenues no longer meeting the hedge accounting criteria due to a change in denomination of the contract currency.
(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favorable swing in foreign exchange rates.